Organization and Plan of Business Operations - Additional Information (Detail) - USD ($)			2 Months Ended	3 Months Ended
	Feb. 26, 2021	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2021
Shares issued price per share		$ 0.0006	$ 0.0006
Proceeds from issuance of IPO				$ 1,725,000,000
Transaction cost				87,510,593
Payments for underwriting expense			$ 22,500,000	25,875,000
Deferred underwriting commissions noncurrent		$ 52,500,000	$ 52,500,000	60,375,000
Other offering costs				1,260,593
Cash held in trust Account				1,917,469
Payment to acquire restricted investments				$ 1,725,000,000
Share price		$ 10.00	$ 10.00	$ 10.00
Restricted investments term			185 days	185 days
Percentage of public shares to be redeemed on non completion of business combination		100.00%	100.00%	100.00%
Dissolution expense			$ 100,000	$ 100,000
Lock in period for redemption of public shares after closing of IPO			24 months	24 months
Threshold Period within which business combination must be completed from the date of closure of Proposed offering		24 months
Threshold Period within which business combination must be completed from the date of closure of proposed offering If definitive agreement executed		30 months
Sponsor [Member] | Private Placement Warrants [Member]
Class of warrants and rights issued during the period			17,000,000	19,250,000
Class of warrants and rights issued, price per warrant			$ 1.50	$ 1.50
Maximum [Member]
Percentage of redeeming public shares without the company's prior written consent		20.00%	20.00%	20.00%
Minimum [Member]
Percentage of fair market value of target business to asset held in trust account		80.00%	80.00%	80.00%
Percentage of voting interests acquired		50.00%	50.00%	50.00%
Net tangible assets required for consummation of business combination		$ 5,000,001	$ 5,000,001	$ 5,000,001
IPO [Member]
Stock issued during period shares	172,500,000
Shares issued price per share	$ 10.00
Proceeds from issuance of IPO	$ 1,725,000,000
Payment to acquire restricted investments	$ 1,725,000,000
Share price	$ 10.00	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Stock issued during period shares	22,500,000
Payments for underwriting expense			$ 25,875,000
Deferred underwriting commissions noncurrent		$ 60,375,000	$ 60,375,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Class of warrants and rights issued during the period			19,250,000
Proposed Offering [Member]
Stock issued during period shares		150,000,000
Shares issued price per share		$ 10.00	$ 10.00
Proposed Offering [Member] | Underwriter Over Allotment Commitment [Member]
Stock issued during period shares		172,500,000
Proposed Offering [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Class of warrants and rights issued during the period		17,000,000
Class of warrants and rights issued, price per warrant		$ 1.50
Proposed Offering [Member] | Sponsor [Member] | Private Placement Warrants [Member] | Underwriter Over Allotment Commitment [Member]
Class of warrants and rights issued during the period		19,250,000
Public Shares [Member]
Share price		$ 10.00	$ 10.00	$ 10.00